Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other current Financial Assets [Abstract]
Summary of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 34 — Fair value measurement for a breakdown of other current financial assets by fair value level).

	At December 31,
(€ thousands)	2025	2024
Securities	75,682	73,639
Guarantee deposits	1,492	3,360
Financial receivables	258	270
Total other current financial assets	77,432	77,269
The following tables provide a breakdown and the movements for securities.

(€ thousands)	At December 31, 2024	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2025
Fair value through profit or loss (FVPL)
Private equity	23,954	402	(3,645)	2,529	15	(1,690)	21,565
Private debt	10,395	2,398	(1,521)	448	—	—	11,720
Hedge funds	10,285	1,002	(1,501)	1,557	140	(113)	11,370
Real estate funds	9,713	1,444	(164)	(619)	—	(369)	10,005
Money market funds	3,864	8,958	(1,749)	187	17	(564)	10,713
Equity	3,204	—	(1,014)	896	176	—	3,262
Total FVPL	61,415	14,204	(9,594)	4,998	348	(2,736)	68,635

Fair value through other comprehensive income (FVOCI)
Fixed income	6,439	931	(3,493)	28	(9)	—	3,896
Floating income	5,785	—	(2,555)	(66)	(13)	—	3,151
Total FVOCI	12,224	931	(6,048)	(38)	(22)	—	7,047

Total securities	73,639	15,135	(15,642)	4,960	326	(2,736)	75,682

(€ thousands)	At December 31, 2023	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2024
Fair value through profit or loss (FVPL)
Private equity	22,399	1,799	(2,439)	1,309	35	851	23,954
Private debt	10,106	801	(423)	(68)	(21)	—	10,395
Hedge funds	8,995	—	(20)	1,234	1	75	10,285
Real estate funds	12,146	369	(2,734)	(400)	78	254	9,713
Money market funds	2,093	15,966	(14,182)	26	119	(158)	3,864
Equity	1,141	1,986	—	77	—	—	3,204
Total FVPL	56,880	20,921	(19,798)	2,178	212	1,022	61,415

Fair value through other comprehensive income (FVOCI)
Fixed income	11,748	3,447	(8,875)	54	65	—	6,439
Floating income	16,692	1,508	(12,505)	124	(34)	—	5,785
Total FVOCI	28,440	4,955	(21,380)	178	31	—	12,224

Total securities	85,320	25,876	(41,178)	2,356	243	1,022	73,639